Commitments and Contingencies (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - USD ($)				12 Months Ended
	Dec. 05, 2024	Jul. 20, 2022	Dec. 09, 2021	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Underwriting discount (in Dollars per share)				$ 0.2
Deferred underwriting commissions per unit (in Dollars per share)				$ 0.35
Deferred underwriting commissions value				$ 7,000,000
Advisory fee				400,000
Deferred advisory fee				700,000
Additional fee paid		$ 192,000
Indemnifiable amounts				$ 5,000,000
Percentage of monthly extension payments				75.00%
Advances amount				$ 1,383,537
Underwriter [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting and advisory commissions		$ 336,000
Sponsor [Member]
Commitments and Contingencies [Line Items]
Common stock forfeited (in Shares)	2,000,000
Non-Redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Common stock forfeited (in Shares)	2,000,000
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Shares subject to redemption (in Shares)				8,530,242
Common stock, Par or stated value per share (in Dollars per share)				$ 0.0001	$ 0.0001
Stock issued during the period shares (in Shares)				1,279,536
Aggregate fair value price per share (in Dollars per share)				$ 0.21
Class A Ordinary Shares [Member] | Investor [Member]
Commitments and Contingencies [Line Items]
Stock issued during period, value, new issues				$ 274,826
Class B Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Shares subject to redemption (in Shares)				1,279,536
Common stock, Par or stated value per share (in Dollars per share)				$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Sponsor [Member]
Commitments and Contingencies [Line Items]
Common stock, Par or stated value per share (in Dollars per share)			$ 0.0001
Stock issued during the period shares (in Shares)			8,625,000
Stock issued during period, value, new issues			$ 25,000
Common stock forfeited (in Shares)				2,000,000
IPO [Member] | Underwriter [Member]
Commitments and Contingencies [Line Items]
Underwriting value				$ 4,000,000